Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Consolidated net loss	$ (39,667)	$ (22,512)	$ (33,853)	$ (20,091)	$ (15,871)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	371	110	153	67	64
Asset impairments	192
Stock-based compensation	3,183	2,178	3,319	1,388	298
Noncash interest expense	1,807	190	388	59	108
Amortization of investment premium	194	163	393	255	124
Change in fair value of warrant liability		183	183	162
Loss on disposal of property and equipment	2	1	1
Deferred rent	(117)	84	74	17	28
Changes in operating assets and liabilities:
Prepaid expenses and other assets	2,239	(689)	(2,860)	104	(266)
Accounts payable and accrued expenses	(4,937)	910	2,935	1,843	878
Other liabilities		8	8
Net cash used in operating activities	(36,733)	(19,374)	(29,259)	(16,196)	(14,637)
Cash flows from investing activities
Purchases of investment securities		(88,661)	(90,659)	(17,860)	(26,751)
Proceeds from maturities of investment securities	70,327	18,200	30,210	28,801	4,966
Purchases of property and equipment	(235)	(549)	(739)	(87)	(48)
Proceeds from sale of property and equipment	277
Net cash provided by (used in) investing activities	70,369	(71,010)	(61,188)	10,854	(21,833)
Cash flows from financing activities
Proceeds from issuance of common stock	783	94,578	95,028
Proceeds from issuance of preferred stock, net					45,140
Proceeds from issuance of exchangeable shares					4,814
Proceeds from issuance of convertible debt				1,097
Repayment of convertible debt	(10,000)				(111)
Costs paid in connection with common stock offering		(7,396)	(7,661)	(1,693)
Proceeds from borrowing under term loan		10,000	10,000
Costs paid in connection with term loan	(1,750)	(334)	(387)
Other	(12)		(1)
Net cash provided by (used in) financing activities	(10,979)	96,848	96,979	(596)	49,843
Net increase (decrease) in cash and cash equivalents	22,657	6,464	6,532	(5,938)	13,373
Cash and cash equivalents, beginning of period	14,435	7,903	7,903	13,841	468
Cash and cash equivalents, end of period	$ 37,092	$ 14,367	14,435	7,903	13,841
Supplemental disclosure of cash flow information
Interest paid			282
Supplemental schedule of noncash investing and financing activities
Share exchange related to non-controlling interest and special voting stock				7,824
Deemed dividend				856
Accrued purchases of property and equipment			23	$ 166
Warrant liability reclassification to equity			1,299
Capital expenditures funded by capital lease borrowings			12
Common Stock [Member]
Supplemental schedule of noncash investing and financing activities
Conversion of convertible debt and accrued interest and convertible notes			1,117
Series A-1 and Junior Preferred and Common Stock [Member]
Supplemental schedule of noncash investing and financing activities
Conversion of convertible debt and accrued interest and convertible notes					$ 14,430
Convertible Preferred Stock [Member]
Supplemental schedule of noncash investing and financing activities
Conversion of convertible preferred stock into common stock			$ 65,548